Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Table
The following Table shows the past three fiscal years’ of SCT pay, CAP, our indexed total shareholder return (TSR), the indexed relative TSR (“rTSR”) of our performance peers over the same period, our net income, and our adjusted EBITDA.
Pay vs. Performance
T
a
b
l
e

Year	Summary Compensation Table Total for PEO (1&2)	Compensation Actually Paid to PEO (1&3)	Average Summary Compensation Table Total for Non- PEO NEOs (1&2)	Average Compensation Actually Paid to Non-PEO NEOs (1&3)	Value of Initial Fixed $100		Net Income (millions) (5)	Adjusted EBITDA (6)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$12,743,595	($23,626,321)	$5,545,639	($5,623,383)	$66.58	$98.98	$59.00	$1,370
2021	$14,840,501	$25,600,030	$6,428,128	$9,513,796	$114.33	$143.24	$98.00	$1,244
2020	$28,325,266	$48,362,013	$8,754,275	$13,908,923	$106.85	$122.10	($78)	$896
(1)
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	Michael Hayford	Owen Sullivan, Tim Oliver, Adrian Button and Don Layden
2021	Michael Hayford	Owen Sullivan, Tim Oliver, Adrian Button and Don Layden
2020	Michael Hayford	Owen Sullivan, Tim Oliver, Adrian Button, Daniel Campbell and Andre Fernandez
(2)
Amounts reflect Summary Compensation Table Total Pay for our named executives for each corresponding year.

(
3)
The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, as well as the average for our other named executives, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$12,743,595	$14,840,501	$28,325,266	$5,545,639	$6,428,128	$8,754,275
Less: Reported Fair Value of Equity Awards (a)	$11,597,692	$11,331,818	$18,045,960	$4,784,049	$4,307,868	$5,406,057
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$4,622,248	$13,720,895	$36,557,846	$1,906,677	$5,200,338	$10,661,027
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	($16,707,235)	$1,494,274	($2,887,754)	($3,980,644)	$530,113	($902,923)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($12,687,237)	$6,876,178	$4,412,615	($4,311,006)	$1,663,085	$802,601
Compensation Actually Paid	($23,626,321)	$25,600,030	$48,362,013	($5,623,383)	$9,513,796	$13,908,923

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table fo r the applicable year.
(b)
Fair values of unvested and outstanding equity awards to our named executives were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and performance share RSUs. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(
4
)
The amounts reflect the indexed TSR of NCR stock (column (f)) and the S&P 500 Information Technology Sector Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.
(
5
)
The dollar amounts reported represent the net income reflected in NCR’s audited financial statements for the applicable year.
(
6)
While we use numerous financial and
non-financial
performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in NCR’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to named executives, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Owen Sullivan, Tim Oliver, Adrian Button and Don Layden	Owen Sullivan, Tim Oliver, Adrian Button and Don Layden	Owen Sullivan, Tim Oliver, Adrian Button, Daniel Campbell and Andre Fernandez
Peer Group Issuers, Footnote [Text Block]	The amounts reflect the indexed TSR of NCR stock (column (f)) and the S&P 500 Information Technology Sector Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.
PEO Total Compensation Amount	$ 12,743,595	$ 14,840,501	$ 28,325,266
PEO Actually Paid Compensation Amount	$ (23,626,321)	25,600,030	48,362,013
Adjustment To PEO Compensation, Footnote [Text Block]	The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, as well as the average for our other named executives, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$12,743,595	$14,840,501	$28,325,266	$5,545,639	$6,428,128	$8,754,275
Less: Reported Fair Value of Equity Awards (a)	$11,597,692	$11,331,818	$18,045,960	$4,784,049	$4,307,868	$5,406,057
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$4,622,248	$13,720,895	$36,557,846	$1,906,677	$5,200,338	$10,661,027
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	($16,707,235)	$1,494,274	($2,887,754)	($3,980,644)	$530,113	($902,923)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($12,687,237)	$6,876,178	$4,412,615	($4,311,006)	$1,663,085	$802,601
Compensation Actually Paid	($23,626,321)	$25,600,030	$48,362,013	($5,623,383)	$9,513,796	$13,908,923

Non-PEO NEO Average Total Compensation Amount	$ 5,545,639	6,428,128	8,754,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,623,383)	9,513,796	13,908,923
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, as well as the average for our other named executives, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$12,743,595	$14,840,501	$28,325,266	$5,545,639	$6,428,128	$8,754,275
Less: Reported Fair Value of Equity Awards (a)	$11,597,692	$11,331,818	$18,045,960	$4,784,049	$4,307,868	$5,406,057
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$4,622,248	$13,720,895	$36,557,846	$1,906,677	$5,200,338	$10,661,027
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	($16,707,235)	$1,494,274	($2,887,754)	($3,980,644)	$530,113	($902,923)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($12,687,237)	$6,876,178	$4,412,615	($4,311,006)	$1,663,085	$802,601
Compensation Actually Paid	($23,626,321)	$25,600,030	$48,362,013	($5,623,383)	$9,513,796	$13,908,923

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Company Performance Measures for Determining Executive Compensation
For fiscal year 2022, our CHRC identified the performance measures listed below as the most important in its compensation-setting process for our named executives:

●	Adjusted EBITDA

●	Recurring Revenue

●	rTSR

Total Shareholder Return Amount	$ 66.58	114.33	106.85
Peer Group Total Shareholder Return Amount	98.98	143.24	122.1
Net Income (Loss)	$ 59,000,000	$ 98,000,000	$ (78,000,000)
Company Selected Measure Amount	1,370	1,244	896
PEO Name	Michael Hayford
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Recurring Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	rTSR
PEO [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,597,692	$ 11,331,818	$ 18,045,960
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,622,248	13,720,895	36,557,846
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,707,235)	1,494,274	(2,887,754)
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,687,237)	6,876,178	4,412,615
Non-PEO NEO [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,784,049	4,307,868	5,406,057
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,906,677	5,200,338	10,661,027
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,980,644)	530,113	(902,923)
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,311,006)	$ 1,663,085	$ 802,601